Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
The Netherlands statutory income tax rate	25.00%	25.00%	25.00%
Unrecognized tax benefits, release		$ 6,600
Unrecognized tax benefit, net	$ 55,800	44,000
Unrecognized tax benefits that would impact effective tax rate	55,800	44,000
Unrecognized tax benefits which may be realized	22,500
Recognized interest (income) expense	1,100	1,500	$ 100
Accrued interest included in accrued and other liabilities	4,100	3,000
Deferred tax liability	20,515	37,375
Total foreign net operating losses	408,700
Deferred tax asset valuation allowance	68,651	67,849
Net increase (decrease) in deferred tax asset valuation allowance	800	62,300	$ 1,800
Earnings retained by subsidiaries and equity accounted investments	476,200
Undistributed earnings not permanently reinvested	25,300
Deferred tax liabilities on unremitted earnings of certain subsidiary	900	1,000
Interest Carryforward
Operating Loss Carryforwards [Line Items]
Deferred tax asset valuation allowance		$ 60,800
Netherlands
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	30,400
U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	112,200
Other Foreign Tax Authorities
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	266,100
Operating loss carryforwards not set to expire	$ 3,800